Taxes - Schedule of Income Before Taxes by Geographic Area (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	$ (8,666,555)	$ 1,080,535
China [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(754,674)	93,078
Japan [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	1,184,949	1,175,736
USA [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(26,085)
Germany [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	(26,310)
Cayman [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total (loss) income before taxes	$ (9,044,435)	$ (188,279)